                     SUPPLEMENT DATED JANUARY 13, 2006 TO

                      PROSPECTUS DATED APRIL 29, 2005 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
               (FORMERLY, GE LIFE AND ANNUITY ASSURANCE COMPANY)

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
               (FORMERLY, GE LIFE & ANNUITY SEPARATE ACCOUNT 4)

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

The Portfolios

Scudder Variable Series II

Effective on February 6, 2006, the names of the following portfolios of this fund will change:

                   Old Name                                       New Name
                   --------                                       --------
Scudder Technology Growth Portfolio -- Class B  DWS Technology VIP -- Class B Shares
  Shares

SVS Dreman High Return Equity Portfolio --      DWS Dreman High Return Equity VIP -- Class B
  Class B Shares                                  Shares

SVS Dreman Small Cap Value Portfolio -- Class B DWS Dreman Small Cap Value VIP -- Class B
  Shares                                          Shares

All references in the prospectus to the named portfolios of the Scudder Variable Series II Fund are revised accordingly.

AllianceBernstein Variable Products Series Fund, Inc.

Effective on February 1, 2006, the investment objectives of the following portfolios of this fund will change:

                  Portfolio Name                    New Investment Objective
                  --------------                    ------------------------
 AllianceBernstein Growth and Income Portfolio -- Long-term growth of capital.
    Class B
 AllianceBernstein Large Cap Growth Portfolio --  Long-term growth of capital.
    Class B

All references in the prospectus to the named portfolios of the AllianceBernstein Variable Products Series Fund, Inc. are revised accordingly.

Please refer to the prospectus and any prospectus supplements for these Funds and their respective Portfolios for additional information.